CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME
Profit for the year	R (4,433.1)	R 3,042.7	R 538.2
Other Comprehensive Income - Items that may be reclassified to profit or loss
Foreign currency translation	(632.4)	(131.4)
Mark to Market valuation	5.2
Other comprehensive income, net of tax	(627.2)	(131.4)
Total comprehensive loss/income	(5,060.3)	2,911.3	538.2
Attributable to:
Owners of Sibanye	(5,064.6)	3,341.9	716.9
Non-controlling interests	R 4.3	R (430.6)	R (178.7)